Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of value of key assumptions used to calculate the aggregate impairment loss recognised (Detail)
₨ in Millions, £ in Millions
12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of value of key assumptions used to calculate the aggregate impairment loss recognised [line items]
Impairment Charge			₨ 278,379.1	£ 3,105
Decrease in enterprise value to sales multiple by ten percentage [member]
Disclosure of value of key assumptions used to calculate the aggregate impairment loss recognised [line items]
Impairment Charge	₨ 14,618.6	₨ 9,120.3